LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of weighted-average remaining lease term and discount rate

Year ended
December 31,
2020
Weighted average remaining lease term	3.5 years
Weighted average discount rate	2.08%

Schedule of supplemental cash flow information related to lease costs

December 31,
2020
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$9,207

Schedule of maturities of operating lease liabilities

Year ending December 31,
2021	$9,188
2022	8,333
2023	7,602
2024	1,485
2025 and thereafter	3,525

Total lease payments *)	$30,133

Less- imputed interest	$1,519
Present value of lease liabilities	$28,614